UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	4/30/2006

Item 1 – Reports to Stockholders

Dryden Small-Cap Core Equity Fund, Inc.

APRIL 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Small-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Small-Cap Core Equity Fund, Inc. informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Small-Cap Core Equity Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Small-Cap Core Equity Fund, Inc. is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	18.25%	33.04%	95.96%	102.18%
Class B	17.87	32.13	88.59	89.64
Class C	17.80	32.06	88.48	89.54
Class Z	18.44	33.38	98.24	106.40
S&P SmallCap 600 Index[3]	16.92	31.39	87.06	136.27
Lipper Small-Cap Core Funds Avg.[4]	17.90	31.25	77.99	123.81

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Since Inception[2]
Class A		16.83%	14.56%	7.88%
Class B		17.66	14.85	7.78
Class B—Return After Taxes on Distribution		17.66	14.85	7.70
Class B—Return After Taxes on Distribution and Sale of Fund Shares		11.48	13.08	6.79
Class C		21.66	14.97	7.78
Class Z		23.89	16.16	8.87
S&P SmallCap 600 Index[3]		24.07	15.02	10.76
Lipper Small-Cap Core Funds Avg.[4]		23.41	13.33	9.45

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/10/97. The Since Inception returns for the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. It gives a broad look at how small-cap stock prices have performed in the United States.

4The Lipper Average represents returns based on an average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have wide latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

Investors cannot invest directly in an index. The returns for the S&P SmallCap 600 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/06
Reliance Steel & Aluminum Co., Metals & Mining	1.0%
Piper Jaffray Cos., Inc., Financial Services	1.0
Select Comfort Corp., Specialty Retail	1.0
IDEXX Laboratories, Inc., Biotechnology	0.9
Armor Holdings, Inc., Aerospace/Defense	0.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/06
Specialty Retail	6.1%
Healthcare Equipment & Supplies	5.4
Energy Equipment & Services	5.2
Financial Services	5.0
Banking	4.3

Industry weightings reflect only long-term investments and are subject to change.

Dryden Small-Cap Core Equity Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2005, at the beginning of the period, and held through the six-month period ended April 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

4	Visit our website at www.jennisondryden.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Small-Cap Core Equity Fund, Inc.		Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,183.20	1.30%	$7.04
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class B	Actual	$1,000.00	$1,178.70	2.05%	$11.07
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class C	Actual	$1,000.00	$1,178.00	2.05%	$11.07
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class Z	Actual	$1,000.00	$1,184.40	1.05%	$5.69
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2006 (to reflect the six-month period).

Dryden Small-Cap Core Equity Fund, Inc.	5

This Page Intentionally Left Blank

Portfolio of Investments

as of April 30, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.8%
COMMON STOCKS
CONSUMER DISCRETIONARY 16.8%

Auto & Truck 0.5%
16,100	Fleetwood Enterprises, Inc.(a)	$151,340
4,900	Group 1 Automotive, Inc.	267,442
11,600	Sonic Automotive, Inc.(b)	313,432

		732,214

Commercial Services & Supplies 1.0%
3,200	Healthcare Services Group	68,320
10,300	Pre-Paid Legal Services, Inc.(b)	348,140
92,700	Spherion Corp.(a)	980,766
6,400	Vertrue, Inc.(a)	263,488

		1,660,714

Hotels, Restaurants & Leisure 3.9%
12,900	Aztar Corp.(a)	612,750
700	Buffalo Wild Wings, Inc.(a)	30,226
23,100	CEC Entertainment, Inc.(a)	810,810
2,000	IHOP Corp.	95,840
23,600	Jack in the Box, Inc.(a)(b)	986,480
16,900	Landry’s Restaurants, Inc.	599,443
9,300	Multimedia Games, Inc.(a)	128,247
5,600	O’Charleys, Inc.(a)	94,920
39,800	Pinnacle Entertainment, Inc.(a)	1,086,540
1,800	RARE Hospitality International, Inc.(a)	56,016
20,500	Ryan’s Restaurant Group, Inc.(a)	274,495
39,200	Sonic Corp.(a)	1,329,272

		6,105,039

Household Durables 2.5%
200	Bassett Furniture Industries, Inc.	3,688
72,800	Champion Enterprises, Inc.(a)	1,110,928
2,048	M.D.C. Holdings, Inc.	118,333
6,100	M/I Homes, Inc.	263,337
1,400	NVR, Inc.(a)(b)	1,057,000
30,000	Standard Pacific Corp.(b)	951,300
29,800	Tempur-Pedic International, Inc.(a)(b)	470,542

		3,975,128

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	7

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Internet & Catalog Retail 0.4%
19,900	Insight Enterprises, Inc.(a)	$393,423
7,800	J. Jill Group, Inc.(a)	187,356

		580,779

Leisure Equipment & Products 1.0%
10,500	Polaris Industries, Inc.	502,950
22,693	SCP Pool Corp.	1,060,217

		1,563,167

Media 0.1%
8,600	ADVO, Inc.	243,724

Specialty Retail 6.1%
5,600	American Eagle Outfitters	181,440
30,100	Building Material Holdings Corp.(b)	1,005,942
18,000	Cato Corp. (Class A)	407,340
1,600	Children’s Place Retail Stores, Inc. (The)(a)	98,848
23,800	Dress Barn, Inc.(a)(b)	601,902
23,000	Finish Line (The)(Class A)	379,040
16,700	Genesco, Inc.(a)(b)	690,211
2,300	Haverty Furniture Cos., Inc.	34,730
28,450	Hibbett Sporting Goods, Inc.(a)	862,320
28,200	JAKKS Pacific, Inc.(a)(b)	639,294
25,400	K-Swiss, Inc. (Class A)	728,472
38,050	Men’s Wearhouse, Inc. (The)	1,348,492
3,400	Petsmart, Inc.	94,044
37,800	Select Comfort Corp.(a)(b)	1,510,487
3,600	Stage Stores, Inc.	112,536
5,600	Stein Mart, Inc.	88,480
18,300	Too, Inc.(a)	703,086
1,100	United Auto Group, Inc.	46,530
800	Zale Corp.(a)	19,720

		9,552,914

Textiles, Apparel & Luxury Goods 1.3%
28,650	Brown Shoe Co., Inc.	1,089,560
27,500	Fossil, Inc.(a)	447,150
7,900	Kellwood Co.	253,116
200	Oxford Industries, Inc.	8,740
8,800	Russell Corp.	159,280
1,800	Wolverine World Wide, Inc.	44,712

		2,002,558

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

CONSUMER STAPLES 2.8%

Cosmetics & Soaps 0.3%
11,100	Chattem, Inc.(a)	$399,933

Food & Drug Retailing 0.6%
27,600	Casey’s General Stores, Inc.	590,364
1,900	Great Atlantic & Pacific Tea Co., Inc.	51,490
1,300	Longs Drug Stores Corp.	61,633
9,800	Nash-Finch Co.	226,380
4,000	NBTY, Inc.(a)	90,600

		1,020,467

Food Products 1.7%
28,800	Chiquita Brands International, Inc.(b)	467,136
26,300	Corn Products International, Inc.	736,400
1,700	Hansen Natural Corp.(a)(b)	220,082
2,400	J&J Snack Foods Corp.	82,200
2,000	Peet’s Coffee & Tea, Inc.(a)	62,280
19,800	Performance Food Group Co.(a)(b)	607,860
10,200	Ralcorp Holdings, Inc.(a)	380,256
2,200	Sanderson Farms, Inc.(b)	58,322

		2,614,536

Household Products 0.2%
5,900	USANA Health Sciences, Inc.(a)(b)	215,881
2,700	WD-40 Co.	84,861

		300,742
ENERGY 8.3%

Energy Equipment & Services 5.2%
3,700	Atwood Oceanics, Inc.(a)	197,395
33,238	Cimarex Energy Co.(b)	1,427,551
28,700	Helix Energy Solutions Group, Inc.(a)(b)	1,114,134
7,800	Hydril(a)	625,248
22,700	Maverick Tube Corp.(a)(b)	1,235,334
7,700	NS Group, Inc.(a)	385,154
7,300	Oceaneering International, Inc.(a)	445,519
7,400	Oil States International(a)	298,738
4,600	Parker Drilling Co.(a)	38,640
23,200	Unit Corp.(a)	1,339,800
23,200	Veritas DGC, Inc.(a)	1,111,744

		8,219,257

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	9

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Oil, Gas & Consumable Fuels 3.1%
17,800	Frontier Oil Corp.	$1,077,434
900	Harvest Natural Resources, Inc.(a)	12,141
800	Petroleum Development Corp.(a)	32,008
11,700	SEACOR Holdings, Inc.(a)(b)	1,034,865
8,900	St. Mary Land & Exploration Co.	375,224
11,700	Stone Energy Corp.(a)	551,070
26,100	Swift Energy Co.(a)	1,105,596
12,900	W-H Energy Services, Inc.(a)	648,225

		4,836,563
FINANCIAL 14.2%

Banking 4.3%
2,600	Bankunited Financial Corp.	79,794
13,900	Central Pacific Financial Corp.	526,810
1,900	CharterMac	36,632
1,400	Chittenden Corp.	38,584
10,400	Community Bank System, Inc.	213,512
9,925	Dime Community Bancshares, Inc.	140,637
12,600	East West Bancorp, Inc.	499,842
19,300	First Bancorp (Puerto Rico)(b)	204,580
12,450	First Midwest Bancorp, Inc.	448,574
3,600	First Republic Bank	156,672
8,800	Flagstar Bancorp, Inc.	140,800
14,500	Hanmi Financial Corp.	282,460
2,800	Independent Bank Corp. (Michigan)	76,440
4,900	MAF Bancorp, Inc.	217,462
24,400	Nara Bancorp, Inc.	458,720
2,300	Old National Bancorp (Indiana)	47,472
4,000	Pinnacle Financial Partners, Inc.(a)	114,640
7,300	PrivateBankcorp, Inc.	323,025
1,600	Prosperity Bancshares, Inc.	52,160
11,590	Provident Bankshares Corp.	402,868
72,513	Republic Bancorp, Inc.	831,722
10,900	South Financial Group, Inc. (The)	295,717
8,800	Sterling Financial Corp.	282,920
14,000	Susquehanna Bancshares, Inc.	334,180
2,300	Umpqua Holdings Corp.(b)	60,720
12,200	United Bankshares, Inc.	445,056
700	Whitney Holding Corp.	24,892

		6,736,891

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Consumer Finance 0.2%
9,100	Cash America International, Inc.	$299,208

Financial Services 5.0%
12,800	Downey Financial Corp.(b)	918,784
900	Encore Capital Group, Inc.(a)	13,293
7,350	Financial Federal Corp.(b)	208,740
15,300	FirstFed Financial Corp.(a)(b)	962,217
1,300	Greenhill & Co., Inc.	92,196
100	Heidrick & Struggles International, Inc.(a)	3,616
25,700	Irwin Financial Corp.	471,852
35,800	Knight Capital Group, Inc. (Class A)(a)	600,008
3,000	LaBranche & Co., Inc.(a)(b)	42,390
6,300	MCG Capital Corp.	92,988
26,950	New Century Financial Corp.	1,380,379
22,200	Piper Jaffray Cos., Inc.(a)	1,551,780
7,200	Portfolio Recovery Associates, Inc.(a)	370,440
8,233	SWS Group, Inc.	225,502
9,300	Wintrust Financial Corp.	481,275
16,600	World Acceptance Corp.(a)	477,914

		7,893,374

Insurance 1.9%
2,200	American Financial Group, Inc.	97,416
1,800	Delphi Financial Group, Inc. (Class A)	94,302
16,300	LandAmerica Financial Group, Inc.(b)	1,130,894
10,300	Presidential Life Corp.	253,895
7,400	Selective Insurance Group, Inc.	411,884
18,500	Stewart Information Services Corp.	799,200
1,400	United Fire & Casualty Co.	41,916
3,400	Zenith National Insurance Corp.	150,008

		2,979,515

Real Estate Investment Trusts 2.6%
5,500	American Home Mortgage Investment Corp.(b)	190,960
6,800	Annaly Mortgage Management, Inc.	91,596
23,700	Anthracite Capital, Inc.	251,220
7,400	Ashford Hospitality Trust, Inc.	86,136
20,000	Colonial Properties Trust	984,800
13,400	Commercial Net Lease Realty	282,070
18,300	Entertainment Properties Trust	747,921
9,000	Fieldstone Investment Corp.	103,500
10,800	Glenborough Realty Trust, Inc.(b)	226,260

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	11

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

28,800	Lexington Corporate Properties Trust(b)	$620,928
7,700	Parkway Properties, Inc.	304,920
7,400	Ramco-Gershenson Properties	200,022

		4,090,333

Thrifts & Mortgage Finance 0.2%
16,000	Fremont General Corp.	355,840
HEALTHCARE 11.8%

Biotechnology 1.1%
17,900	IDEXX Laboratories, Inc.(a)(b)	1,489,459
3,900	Neurocrine Biosciences, Inc.(a)(b)	223,704

		1,713,163

Healthcare Equipment & Supplies 5.4%
3,400	Abaxis, Inc.(a)	88,808
8,600	Arthrocare Corp.(a)	389,838
7,100	Biosite, Inc.(a)(b)	400,440
500	Datascope Corp.	19,320
8,700	Digene Corp.(a)	359,397
16,000	Greatbatch, Inc.(a)(b)	392,000
22,400	Haemonetics Corp.(a)	1,220,800
13,700	ICU Medical, Inc.(a)	564,303
39,300	Immucor, Inc.(a)	1,141,665
13,800	Invacare Corp.	422,970
4,700	Inverness Medical Innovations, Inc.(a)	122,200
1,000	Mentor Corp.	43,330
7,200	Neurometrix, Inc.(a)	271,584
24,700	PolyMedica Corp	1,020,357
200	Resmed, Inc.(a)	8,630
16,300	Respironics, Inc.(a)	596,906
18,800	SurModics, Inc.(a)(b)	668,528
10,800	Sybron Dental Specialties, Inc.(a)	508,032
5,200	Waters Corp.(a)	235,664

		8,474,772

Healthcare Providers & Services 4.1%
400	AmSurg Corp.(a)	10,216
23,600	Cerner Corp.(a)(b)	935,740
20,400	Chemed Corp.	1,111,596
1,600	CONMED Corp.(a)	34,896
900	Cross Country Healthcare, Inc.(a)	16,308
1,800	Genesis HealthCare Corp.(a)	85,086

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

2,000	Healthways, Inc.(a)	$98,120
28,500	Matria Healthcare, Inc.(a)	874,665
22,400	Odyssey Healthcare, Inc.(a)(b)	389,536
1,800	Owens & Minor, Inc.	57,366
13,800	Pediatrix Medical Group, Inc.(a)	698,556
1,700	Rehabcare Group, Inc.(a)	27,931
31,000	Sierra Health Services, Inc.(a)(b)	1,215,510
3,700	Sunrise Senior Living, Inc.(a)	137,640
17,000	United Surgical Partners International, Inc.(a)	561,170
4,500	Vital Signs, Inc.	223,650

		6,477,986

Pharmaceuticals 1.2%
35,200	Alpharma, Inc. (Class A)	924,000
30,200	CNS, Inc.	649,602
9,300	Connetics Corp.(a)	140,895
1,800	Parexel International Corp.(a)	53,118
4,800	SFBC International, Inc.(a)	112,080

		1,879,695
INDUSTRIALS 18.5%

Aerospace/Defense 2.2%
10,800	AAR Corp.(a)(b)	288,144
24,100	Armor Holdings, Inc.(a)(b)	1,471,787
9,400	Ceradyne, Inc.(a)(b)	498,200
4,400	DRS Technologies, Inc.	244,332
1,300	K&F Industries Holdings, Inc.(a)	23,062
3,200	Kaman Corp. (Class A)	77,760
1,700	Moog, Inc. (Class A)(a)	63,665
14,600	Teledyne Technologies, Inc.(a)	531,586
1,400	Triumph Group, Inc.(a)	65,884
2,000	United Industrial Corp. (New York)	131,400

		3,395,820

Building Products 2.7%
31,490	Griffon Corp.(a)(b)	839,838
24,600	Lennox International, Inc.	802,698
18,600	NCI Buildings Systems, Inc.(a)(b)	1,208,814
400	Simpson Manufacturing Co., Inc.	15,996
6,100	Universal Forest Products, Inc.	456,097
13,700	Watsco, Inc.	869,265

		4,192,708

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	13

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Commercial Services & Supplies 4.1%
11,400	ABM Industries, Inc.	$196,080
24,100	Administaff, Inc.	1,391,775
3,000	Bowne & Co., Inc.	47,130
6,300	Central Parking Corp.	96,075
7,900	Consolidated Graphics, Inc.(a)	413,091
3,100	DiamondCluster International, Inc.(a)	32,054
9,600	Herman Miller, Inc.	295,584
21,600	John H. Harland Co.	895,320
33,200	Mueller Industries, Inc.	1,257,616
8,700	SOURCECORP, Inc.(a)	215,151
13,400	United Stationers, Inc.(a)	718,910
13,200	URS Corp.(a)	568,524
2,900	Volt Information Sciences, Inc.(a)	91,002
7,000	Waste Connections, Inc.(a)(b)	269,500

		6,487,812

Construction & Engineering 0.2%
9,600	Shaw Group, Inc. (The)(a)	293,760

Diversified Manufacturing Operations
17,200	MascoTech, Inc. (Escrow)(a)	0

Electrical Equipment 2.7%
27,400	Acuity Brands, Inc.	1,131,072
11,400	Analogic Corp.	719,226
13,350	A.O. Smith Corp.	633,057
12,900	Brady Corp. (Class A)	464,013
15,500	Regal Beloit Corp.	723,230
2,000	Tech Data Corp.(a)	73,440
14,100	Woodward Governor Co.	482,925

		4,226,963

Industrial Conglomerates 0.1%
5,400	Tredegar Corp.	86,724

Machinery 4.0%
1,000	Actuant Corp. (Class A)	63,950
2,900	Albany International Corp.	113,390
2,700	American Railcar Industries, Inc.	96,390
11,800	Astec Industries, Inc.(a)	464,330
7,700	Baldor Electric Co.	255,640
1,800	Barnes Group, Inc.	81,126

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

9,800	EnPro Industries, Inc.(a)	$361,424
10,400	Gardner Denver, Inc.(a)	775,112
3,850	IDEX Corp.	195,580
31,000	JLG Industries, Inc.	889,080
1,600	Lindsay Manufacturing Co.	41,600
18,000	Manitowoc Co.	892,620
7,100	Oshkosh Truck Corp.	434,520
4,800	Robbins & Myers, Inc.	116,640
10,100	Stewart & Stevenson Services, Inc.	354,207
21,700	Toro Co.	1,073,065
6,000	Wabash National Corp.	108,600

		6,317,274

Trading Companies & Distributors 0.6%
24,500	Applied Industrial Technologies, Inc.	1,017,975

Transportation Infrastructure 1.9%
22,600	Arkansas Best Corp.	969,992
9,300	Forward Air Corp.(b)	373,581
14,700	Kirby Corp.(a)	1,083,390
500	Knight Transportation, Inc.(b)	9,765
4,600	Old Dominion Freight Line(a)	148,120
19,100	SkyWest, Inc.	450,187

		3,035,035
INFORMATION TECHNOLOGY 16.8%

Communications Equipment 1.8%
36,200	Belden CDT, Inc.(b)	1,133,060
20,800	Black Box Corp.	975,936
25,200	Inter-Tel, Inc.	578,088
8,800	Packeteer, Inc.(a)	114,928
3,600	Symmetricom, Inc.(a)	29,160

		2,831,172

Computer Software & Services 0.9%
9,600	Keane, Inc.(a)(b)	135,744
1,200	MicroStrategy, Inc. (Class A)(a)	112,488
40,300	Synaptics, Inc.(a)(b)	1,056,666
1,700	Synopsys, Inc.(a)	37,111
8,100	Vignette Corp.(a)	128,385

		1,470,394

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	15

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Computers & Peripherals 0.7%
35,800	Agilysys, Inc.	$518,384
5,600	Hypercom Corp.(a)	50,848
8,200	MTS Systems Corp.	366,950
9,300	Western Digital Corp.(a)	195,672

		1,131,854

Electronic Equipment & Instruments 4.2%
8,700	Aeroflex, Inc.(a)	109,707
19,200	Checkpoint Systems, Inc.(a)	505,920
3,200	Cognex Corp.	85,280
4,000	CTS Corp.	56,440
2,700	Fargo Electronics, Inc.(a)	49,896
5,400	Global Imaging Systems, Inc.(a)	201,690
19,200	Itron, Inc.(a)	1,287,360
20,400	Komag, Inc.(a)(b)	857,616
5,100	LoJack Corp.(a)	112,761
22,900	Methode Electronics, Inc. (Class A)	224,420
3,200	Molecular Devices Corp.(a)	102,400
6,600	Park Electrochemical Corp.	204,402
33,600	Paxar Corp.(a)	733,824
45,200	Photon Dynamics, Inc.(a)	861,060
12,700	Power Integrations, Inc.(a)	268,859
700	Rogers Corp.(a)	43,190
4,900	ScanSource, Inc.(a)	306,740
22,400	Technitrol, Inc.	560,896
1,600	Trimble Navigation Ltd.(a)	75,808

		6,648,269

Internet Software & Services 0.8%
24,400	Digital Insight Corp.(a)	841,556
16,400	Websense, Inc.(a)	407,704

		1,249,260

IT Consulting & Services 1.8%
26,800	eFunds Corp.(a)	689,832
26,700	Global Payments, Inc.	1,266,381
31,100	Internet Security Systems, Inc.(a)(b)	697,884
1,700	C.L.	59,228
4,700	Pegasus Solutions, Inc.(a)	44,368

		2,757,693

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Semiconductor Equipment & Products 1.5%
3,400	ATMI, Inc.(a)	$96,560
21,700	DSP Group, Inc.(a)	586,768
57,800	Exar Corp.(a)	837,522
48,900	Photronics, Inc.(a)	878,733

		2,399,583

Semiconductors & Semiconductor Equipment 2.4%
33,800	Axcelis Technologies, Inc.(a)	199,082
1,000	Cabot Microelectronics Corp.(a)	32,710
14,200	Cirrus Logic, Inc.(a)	134,190
1,600	Cohu, Inc.	30,704
16,900	Cymer, Inc.(a)(b)	873,561
1,500	Hittite Microwave Corp.(a)	58,365
26,700	Kulicke & Soffa Industries, Inc.(a)	241,902
41,700	Micrel, Inc.(a)	535,428
16,400	QLogic Corp.(a)(b)	341,284
6,600	Semtech Corp.(a)	123,750
21,900	Ultratech, Inc.(a)	430,116
16,500	Varian Semiconductor Equipment Associates, Inc.(a)	540,375
8,200	Zoran Corp.(a)	225,008

		3,766,475

Software 2.7%
9,900	ANSYS, Inc.(a)	558,855
10,200	Ciber, Inc.(a)	69,870
6,700	FactSet Research Systems, Inc.	295,738
7,200	Filenet Corp.(a)	200,304
2,400	Gerber Scientific, Inc.(a)	24,888
18,150	Hyperion Solution Corp.(a)	555,753
5,400	Informatica Corp.(a)	82,998
18,750	Kronos, Inc.(a)	855,750
3,400	Manhattan Associates, Inc.(a)	73,814
2,200	ManTech International Corp.(a)	72,666
11,800	Progress Software Corp.(a)	325,562
39,400	Radiant Systems, Inc.(a)	512,200
6,800	Secure Computing Corp.(a)	73,100
5,200	SPSS, Inc.(a)	181,272
12,300	TALX Corp.	319,923

		4,202,693

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	17

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

MATERIALS 6.9%

Chemicals 1.0%
4,100	A. Schulman, Inc.	$98,154
2,100	CF Industries Holdings, Inc.	36,330
22,700	Georgia Gulf Corp.	673,282
11,200	MacDermid, Inc.	384,160
35,200	PolyOne Corp.(a)	312,576

		1,504,502

Construction Materials 1.2%
10,300	Eagle Materials, Inc.	682,375
16,125	Florida Rock Industries, Inc.	1,005,716
4,600	Texas Industries, Inc.	260,820

		1,948,911

Containers & Packaging 0.2%
28,900	Caraustar Industries, Inc.(a)	286,399

Metals & Mining 4.2%
5,100	Carpenter Technology Corp.(b)	606,645
18,600	Century Aluminum Co.(a)(b)	885,546
5,300	Chaparral Steel Co.(a)	334,536
7,800	Cleveland-Cliffs, Inc.(b)	667,602
25,200	Commercial Metals Co.	1,370,880
27,675	Quanex Corp.(b)	1,183,383
17,850	Reliance Steel & Aluminum Co.	1,587,758

		6,636,350

Paper & Forest Products 0.3%
1,500	Buckeye Technologies, Inc.(a)	12,075
21,400	Rock-Tenn Co. (Class A)	339,618
3,400	Schweitzer-Mauduit International, Inc.	82,314

		434,007
TELECOMMUNICATION SERVICES 0.1%

Diversified Telecommunication Services 0.1%
2,300	Commonwealth Telephone Enterprises, Inc.	76,314
UTILITIES 3.6%

Electric Utilities 0.3%
1,300	Central Vermont Public Service Corp.	25,935
2,900	Cleco Corp.	65,250

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)
13,700	El Paso Electric Co.(a)	$270,575
2,400	Westar Energy, Inc.	50,256

		412,016

Gas Utilities 2.9%
42,700	Atmos Energy Corp.(b)	1,133,258
27,500	Energen Corp.	969,925
3,100	Laclede Group, Inc.	105,710
4,100	Northwest Natural Gas Co.	141,614
1,600	South Jersey Industries, Inc.	42,528
51,325	Southern Union Co.(b)	1,330,344
3,800	Southwest Gas Corp.	105,336
35,400	UGI Corp.	792,960

		4,621,675

Multi-Utilities & Unregulated Power 0.1%
9,400	Avista Corp.	197,494

Water Utilites 0.3%
12,300	American States Water Co.	490,893

	Total long-term investments (cost $114,661,292)	156,828,537

Principal Amount (000)
SHORT-TERM INVESTMENTS 24.2%

U.S. Government Security
$60	United States Treasury Bill 4.51% 6/15/06(c)(d) (cost $59,664)	59,661

Shares

Affiliated Money Market Mutual Fund 24.2%
38,051,625	Dryden Core Investment Fund - Taxable Money Market Series (cost $38,051,625; includes $36,958,466 of cash collateral received for securities on loan) (Note 3)(e)(f)	38,051,625

	Total short-term investments (cost $38,111,289)	38,111,286

	Total Investments(g) 124.0% (cost $152,772,581; Note 5)	194,939,823
	Liabilities in excess of other assets(h) (24.0%)	(37,692,218)

	Net Assets 100.0%	$157,247,605

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	19

Portfolio of Investments

as of April 30, 2006 (Unaudited) Cont’d.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $35,954,277; cash collateral of $36,958,466 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	As of April 30, 2006, one security representing $0 and 0% of the total market value of the portfolio was fair-valued in accordance with the policies adopted by the Board of Directors.
(h)	Includes net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at April 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2006	Unrealized Appreciation
	Long Position:
2	Russell 2000 Index Futures	June 2006	$745,150	$768,800	$23,650

The sector classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2006 was as follows:

Affiliated Money Market Mutual Fund (including 23.5% of collateral received for securities on loan)	24.2%
Industrials	18.5
Consumer Discretionary	16.8
Information Technology	16.8
Financial	14.2
Healthcare	11.8
Energy	8.3
Materials	6.9
Utilities	3.6
Consumer Staples	2.8
Telecommunication Services	0.1

124.0
Liabilities in excess of other assets	(24.0)

100.0%

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Financial Statements

(Unaudited)

APRIL 30, 2006	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $35,954,277:
Unaffiliated investments (cost $114,720,956)	$156,888,198
Affiliated investments (cost $38,051,625)	38,051,625
Cash	107,398
Receivable for Fund shares sold	442,659
Dividend receivable	57,808
Due from broker—variation margin	6,000
Prepaid expenses	2,669

Total assets	195,556,357

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	36,958,466
Payable for Fund shares reacquired	936,035
Accrued expenses	235,336
Management fee payable	77,082
Distribution fee payable	52,715
Transfer agent fee payable	47,703
Deferred directors’ fees	1,415

Total liabilities	38,308,752

Net Assets	$157,247,605

Net assets were comprised of:
Common stock, at par	$8,016
Paid-in capital in excess of par	122,617,950

122,625,966
Accumulated net investment loss	(307,706)
Accumulated net realized loss on investment transactions	(7,261,547)
Net unrealized appreciation on investments	42,190,892

Net assets, April 30, 2006	$157,247,605

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share ($109,499,928 ÷ 5,504,578 shares of common stock issued and outstanding)	$19.89
Maximum sales charge (5.50% of offering price)	1.16

Maximum offering price to public	$21.05

Class B
Net asset value, offering price and redemption price per share ($19,041,136 ÷ 1,020,076 shares of common stock issued and outstanding)	$18.67

Class C
Net asset value, offering price and redemption price per share ($17,788,936 ÷ 953,298 shares of common stock issued and outstanding)	$18.66

Class Z
Net asset value, offering price and redemption price per share ($10,917,605 ÷ 537,751 shares of common stock issued and outstanding)	$20.30

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	23

Statement of Operations

Six Months Ended April 30, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends (net of foreign withholding taxes of $566)	$652,669
Affiliated income from securities loaned, net	41,179
Affiliated dividend income	32,759
Unaffiliated interest	1,576

Total income	728,183

Expenses
Management fee	423,347
Distribution fee—Class A	124,430
Distribution fee—Class B	94,084
Distribution fee—Class C	73,376
Transfer agent’s fees and expenses (including affiliated expenses of $85,400) (Note 3)	100,000
Custodian’s fees and expenses	74,000
Reports to shareholders	45,000
Legal fees and expenses	37,000
Registration fees	32,000
Audit fee	8,000
Directors’ fees	7,000
Insurance	3,000
Miscellaneous	13,237

Total expenses	1,034,474

Net investment loss	(306,291)

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	6,487,950
Financial futures transactions	77,001

6,564,951

Net change in unrealized appreciation/depreciation on:
Investments	17,128,030
Financial futures contracts	22,800

17,150,830

Net gain on investments	23,715,781

Net Increase In Net Assets Resulting From Operations	$23,409,490

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(306,291)	$(651,230)
Net realized gain on investment transactions	6,564,951	17,045,100
Net change in unrealized appreciation/depreciation on investments	17,150,830	(1,737,514)

Net increase in net assets resulting from operations	23,409,490	14,656,356

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	26,040,273	36,830,440
Cost of shares reacquired	(18,569,751)	(22,697,689)

Net increase in net assets from Fund share transactions	7,470,522	14,132,751

Total increase	30,880,012	28,789,107

Net Assets
Beginning of period	126,367,593	97,578,486

End of period	$157,247,605	$126,367,593

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	25

Notes to Financial Statements

(Unaudited)

Dryden Small-Cap Core Equity Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. Investment operations commenced on November 10, 1997.

The Fund’s investment objective is to seek long-term capital appreciation. It invests primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any

26	Visit our website at www.jennisondryden.com

available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities

Dryden Small-Cap Core Equity Fund, Inc.	27

Notes to Financial Statements

(Unaudited) Cont’d

identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined are in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

28	Visit our website at www.jennisondryden.com

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the sub-advisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $61,000 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2006. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2006, it received approximately $9,700 and $400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

Dryden Small-Cap Core Equity Fund, Inc.	29

Notes to Financial Statements

(Unaudited) Cont’d

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“The Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of ..0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2006, the Fund incurred approximately $25,500 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the Fund’s security lending agent. For the six months ended April 30, 2006, PIM has been compensated approximately $17,700 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

30	Visit our website at www.jennisondryden.com

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2006 were $73,873,439 and $66,532,586 respectively.

As of April 30, 2006, the Fund had securities on loan with an aggregate market value of $35,954,277. The Fund received $36,958,466 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of April 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$152,905,136	$43,568,831	$1,534,144	$42,034,687

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2005, the Fund had a capital loss carryforward for tax purposes of approximately $13,728,100 of which $6,029,400 expires in 2007 and $7,698,700 expires in 2008. During the year ended October 31, 2005, the Fund utilized approximately $16,981,400 of its prior year capital loss carryforward. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately

Dryden Small-Cap Core Equity Fund, Inc.	31

Notes to Financial Statements

(Unaudited) Cont’d

seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 500 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2006:
Shares sold	873,884	$16,185,313
Shares reacquired	(776,864)	(14,468,528)

Net increase (decrease) in shares outstanding before conversion	97,020	1,716,785
Shares issued upon conversion from Class B	164,529	3,006,063

Net increase (decrease) in shares outstanding	261,549	$4,722,848

Year ended October 31, 2005:
Shares sold	1,543,896	$25,876,449
Shares reacquired	(841,475)	(13,679,582)

Net increase (decrease) in shares outstanding before conversion	702,421	12,196,867
Shares issued upon conversion from Class B	2,547,393	40,702,883

Net increase (decrease) in shares outstanding	3,249,814	$52,899,750

Class B
Six months ended April 30, 2006:
Shares sold	86,928	$1,518,932
Shares reacquired	(87,611)	(1,521,044)

Net increase (decrease) in shares outstanding before conversion	(683)	(2,112)
Shares reacquired upon conversion into Class A	(174,945)	(3,006,063)

Net increase (decrease) in shares outstanding	(175,628)	$(3,008,175)

Year ended October 31, 2005:
Shares sold	280,776	$4,272,228
Shares reacquired	(366,541)	(5,591,231)

Net increase (decrease) in shares outstanding before conversion	(85,765)	(1,319,003)
Shares reacquired upon conversion into Class A	(2,689,522)	(40,702,883)

Net increase (decrease) in shares outstanding	(2,775,287)	$(42,021,886)

32	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Six months ended April 30, 2006:
Shares sold	285,116	$5,056,199
Shares reacquired	(92,955)	(1,679,429)

Net increase (decrease) in shares outstanding	192,161	$3,376,770

Year ended October 31, 2005:
Shares sold	271,312	$4,154,073
Shares reacquired	(160,358)	(2,451,102)

Net increase (decrease) in shares outstanding	110,954	$1,702,971

Class Z
Six months ended April 30, 2006:
Shares sold	165,029	$3,279,829
Shares reacquired	(48,003)	(900,750)

Net increase (decrease) in shares outstanding	117,026	$2,379,079

Year ended October 31, 2005:
Shares sold	154,752	$2,527,690
Shares reacquired	(58,495)	(975,774)

Net increase (decrease) in shares outstanding	96,257	$1,551,916

Dryden Small-Cap Core Equity Fund, Inc.	33

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.82

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	3.09

Total from investment operations	3.07

Net asset value, end of period	$19.89

Total Return(b):	18.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$109,500
Average net assets (000)	$100,369
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.30	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.05	%(d)
Net investment loss	(.27	)%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	47	%(e)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,
2005(a)	2004(a)	2003	2002(a)	2001(a)

$14.55	$12.46	$9.21	$9.36	$9.98

(.05)	(.03)	(.05)	(.06)	(.08)
2.32	2.12	3.30	(.09)	(.54)

2.27	2.09	3.25	(.15)	(.62)

$16.82	$14.55	$12.46	$9.21	$9.36

15.60%	16.77%	35.29%	(1.60)%	(6.21)%

$88,163	$28,992	$24,020	$19,707	$20,662
$64,984	$25,050	$20,487	$23,299	$22,881

1.40%	1.31%	1.37%	1.32%	1.50%
1.15%	1.06%	1.12%	1.07%	1.25%
(.32)%	(.22)%	(.44)%	(.57)%	(.81)%

90%	59%	41%	44%	75%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	35

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.84

Income (loss) from investment operations:
Net investment loss	(.09)
Net realized and unrealized gain (loss) on investment transactions	2.92

Total from investment operations	2.83

Net asset value, end of period	$18.67

Total Return(b):	17.87%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,041
Average net assets (000)	$18,973
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.05	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.05	%(c)
Net investment loss	(1.03	)%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2005(a)	2004(a)	2003	2002(a)	2001(a)

$13.80	$11.91	$8.87	$9.08	$9.77

(.16)	(.13)	(.12)	(.13)	(.15)
2.20	2.02	3.16	(.08)	(.54)

2.04	1.89	3.04	(.21)	(.69)

$15.84	$13.80	$11.91	$8.87	$9.08

14.78%	15.87%	34.27%	(2.31)%	(7.06)%

$18,937	$54,813	$54,465	$47,215	$52,736
$29,025	$55,145	$47,708	$56,876	$59,654

2.15%	2.06%	2.12%	2.07%	2.25%
1.15%	1.06%	1.12%	1.07%	1.25%
(1.10)%	(1.00)%	(1.19)%	(1.32)%	(1.56)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	37

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.84

Income (loss) from investment operations:
Net investment loss	(.09)
Net realized and unrealized gain (loss) on investment transactions	2.91

Total from investment operations	2.82

Net asset value, end of period	$18.66

Total Return(b):	17.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,789
Average net assets (000)	$14,797
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.05	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.05	%(c)
Net investment loss	(1.02	)%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2005(a)	2004(a)	2003	2002(a)	2001(a)

$13.80	$11.91	$8.87	$9.08	$9.77

(.17)	(.13)	(.12)	(.13)	(.15)
2.21	2.02	3.16	(.08)	(.54)

2.04	1.89	3.04	(.21)	(.69)

$15.84	$13.80	$11.91	$8.87	$9.08

14.78%	15.87%	34.27%	(2.31)%	(7.06)%

$12,056	$8,975	$8,616	$7,355	$6,819
$10,575	$8,656	$7,397	$8,066	$7,514

2.15%	2.06%	2.12%	2.07%	2.25%
1.15%	1.06%	1.12%	1.07%	1.25%
(1.11)%	(.99)%	(1.19)%	(1.32)%	(1.56)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.14

Income (loss) from investment operations:
Net investment income (loss)	—	(c)
Net realized and unrealized gain (loss) on investment transactions	3.16

Total from investment operations	3.16

Net asset value, end of period	$20.30

Total Return(b):	18.44%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,918
Average net assets (000)	$8,147
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.05	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.05	%(d)
Net investment income (loss)	(.02	)%(d)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2005(a)	2004(a)	2003	2002(a)	2001(a)

$14.79	$12.64	$9.32	$9.44	$10.05

(.02)	.01	(.02)	(.03)	(.06)
2.37	2.14	3.34	(.09)	(.55)

2.35	2.15	3.32	(.12)	(.61)

$17.14	$14.79	$12.64	$9.32	$9.44

15.89%	17.01%	35.62%	(1.27)%	(6.07)%

$7,212	$4,798	$2,223	$1,679	$1,667
$6,394	$3,332	$1,827	$2,078	$1,686

1.15%	1.06%	1.12%	1.07%	1.25%
1.15%	1.06%	1.12%	1.07%	1.25%
(.09)%	.08%	(.19)%	(.32)%	(.56)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Small-Cap Core Equity Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PQVAX	PQVBX	PQVCX	PSQZX
CUSIP	26249A103	26249A202	26249A301	26249A400

MF176E2    IFS-A120137    Ed. 06/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2006

*	Print the name and title of each signing officer under his or her signature.